Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income tax relating to components of other comprehensive income [abstract]
Foreign currency translation differences on foreign operations, before tax	$ (9,862)	$ (48,879)	$ (18,943)
Equity instruments at FVOCI - net change in fair value, before tax	0	0	33,543
Remeasurement of defined benefit liability, before tax	(1,212)	468	(426)
Total	(11,074)	(48,411)	14,174
Foreign currency translation differences on foreign operations, tax (expense) benefit	0	0	0
Equity instruments at FVOCI - net change in fair value, tax (expense) benefit	0	0	0
Remeasurement of defined benefit liability, tax (expense) benefit	248	0	0
Total	248	0	0
Foreign currency translation differences on foreign operations, net of tax	(9,862)	(48,879)	(18,943)
Equity instruments at FVOCI - net change in fair value, net of tax	0	0	33,543
Remeasurement of defined benefit liability	(964)	468	(426)
Other comprehensive income (loss) for the year, net of tax	$ (10,826)	$ (48,411)	$ 14,174